SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH NOVEMBER 2001

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


11-01   CEE      1000      11.0500      13.87 	     Weeden & Co
11-02	  " "      1000      11.1300      13.83             " "
11-05   " "       500      11.0600      13.92             " "
11-06   " "       500      11.0000      13.92 		   " "
11-07   " "       600      11.1200      14.00             " "
11-08	  " "      1200      11.3000      14.25 	   	   " "
11-09   " "      1000      11.3000      14.17             " "
11-12	  " "       500      11.4000      14.11 	   	   " "
11-13   " "      1000      11.6500      14.23             " "
11-16	  " "      1000      11.6800      14.27             " "
11-19   " "      1400      11.7000      14.43             " "
11-20   " "      2000      11.6450      14.39 		   " "
11-21   " "      1000      11.5500      14.14 		   " "
11-26   " "      2000      11.7000      14.33 		   " "
11-27   " "      1800      11.7750      14.26 		   " "
11-28   " "      2000      11.6500      14.20 		   " "
11-29   " "      1000      11.5000      14.17 		   " "
11-30   " "      1500      11.5300      14.13 		   " "





The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          12/03/01